Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Equity Payable [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning Balance at Dec. 31, 2019	$ 13,842,414		$ (16,214,826)	$ 141,637	$ (2,230,775)		$ (2,230,775)
Beginning balance, shares at Dec. 31, 2019	25,413,920
Fair value of warrants and beneficial conversion feature issued in connection with convertible debt	$ 2,112,765				2,112,765		2,112,765
Common stock issued upon conversion of convertible promissory notes	$ 378,182				378,182		$ 378,182
Common stock issued upon conversion of convertible promissory notes, shares	37,818,154						216,630,546
Disposal and re-acquisition of Mycotopia Therapies, Inc.	$ 40,000				40,000		$ 40,000
Common stock issued for CureDash, shares	353,622
Common stock issued for Psytech	$ 26,250				26,250		26,250
Common stock issued for Psytech,shares	1,050,000
Common stock issued upon cashless warrant exercise
Common stock issued upon cashless warrant exercise, shares	100,909
Stock based compensation	$ 928,795				928,795		928,795
Stock based compensation, shares	2,433,357
Equity payable to Chief Executive Officer		1,874,963			1,874,963		1,874,963
Foreign exchange translation				(13,853)	(13,853)		(13,853)
Net loss			(3,514,736)		(3,514,736)		(3,514,736)
Ending Balance at Dec. 31, 2020	$ 17,328,406	1,874,963	(19,729,562)	127,784	(398,409)		(398,409)
Ending balance, shares at Dec. 31, 2020	67,169,962
Common stock issued upon conversion of convertible promissory notes	$ 1,469,004				1,469,004		$ 1,469,004
Common stock issued upon conversion of convertible promissory notes, shares	141,635,524						142,928,343
Disposal and re-acquisition of Mycotopia Therapies, Inc.	$ 3,454				3,454	(3,454)
Common stock issued upon cashless warrant exercise
Common stock issued upon cashless warrant exercise, shares	5,681,985
Stock based compensation	$ 2,816,602				2,816,602		2,816,602
Stock based compensation, shares	7,354,312
Equity payable to Chief Executive Officer		1,282,826			1,282,826		1,282,826
Foreign exchange translation				(13,187)	(13,187)		(13,187)
Net loss			(6,587,253)		(6,587,253)	(2,106,495)	(8,693,748)
Common stock issued for regulation A offerings	$ 1,502,000				1,502,000		1,502,000
common stock issued for regulation A offerrings, shares	22,682,142
Fair value of warrants and beneficial conversion feature issued in connection with convertible debt	$ 1,512,000				1,512,000		1,512,000
Ending Balance at Dec. 31, 2021	$ 24,631,466	$ 3,157,789	$ (26,316,815)	$ 114,597	$ 1,587,037	$ (2,109,949)	$ (522,912)
Ending balance, shares at Dec. 31, 2021	244,523,925